UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21473
                                   811-21518

Name of Fund:  Merrill Lynch Inflation Protected Fund
               Master Inflation Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Inflation Protected Fund and Master Inflation
Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/04

Date of reporting period: 12/01/03 - 05/31/04

Item 1 - Report to Stockholders


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Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Inflation Protected Fund


Semi-Annual Report
May 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



Merrill Lynch Inflation Protected Fund
Box 9011
Princeton, NJ
08543-9011



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Merrill Lynch Inflation Protected Fund


Officers and Trustees


Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Thomas Musmanno, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



A Letter From the President


Dear Shareholder

Fixed income markets were mixed over the most recent six-month and 12-month reporting periods. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, had a six-month return of +3.24% and a 12-month return of +13.25% as of May 31, 2004. Corporate bonds, represented by the Merrill Lynch U.S. Corporate Master Index, posted returns of +.67% and -.16% for the six-month and 12-month periods ended May 31, 2004, respectively. Treasury issues, as measured by the Citigroup Treasury 1-3 Year Index, returned +.48% and +.63% for the same six-month and 12-month periods.

By May month-end, the Federal Reserve Board appeared poised to raise the Federal Funds target rate from its 45-year low of 1%. This anticipated shift in monetary policy was largely prompted by better-than-expected employment reports for the months of March, April and May, as well as by rising producer prices. The good news on the employment front - previously a dim spot in an otherwise bright economic picture - helped cause the yield on the 10-year Treasury bond to spike 75 basis points (.75%), from 3.91% on April 1 to 4.66% on May 28.

Equity markets, in the meantime, gleaned support from the improving economic environment and provided attractive returns. Although we did experience a market correction toward the end of the period, for the six months and 12 months ended May 31, 2004, the Standard & Poor's 500 Index returned +6.79% and +18.33%, respectively. Significant fiscal and monetary stimulus in 2003, including low interest rates and tax cuts, opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these developments led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. Of course, markets will always fluctuate, and there are many uncertainties - including the possibility of geopolitical events - that can translate into negative market movements. Keeping this in mind, however, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, your financial advisor can help you develop a strategy most suitable for your circumstances through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



A Discussion With Your Fund's Portfolio Managers


We are pleased to provide you with this first semi-annual shareholder report for Merrill Lynch Inflation Protected Fund. The Fund's objective is to seek maximum real (inflation-adjusted) return consistent with preservation of capital.


What is the Fund's investment strategy?

The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Under normal circumstances, the Fund will invest at least 80% of its assets in inflation-indexed bonds and other instruments structured to provide protection against inflation.


How has the Fund performed since its inception in light of the existing market and economic conditions?

Since inception on February 27, 2004 through May 31, 2004, the Fund's Class A, Class B, Class C and Class I Shares had total returns of -1.82%, -1.96%, -1.97% and -1.66%, respectively. For the same period, the Fund's benchmark, the Lehman Brothers U.S. TIPS Index, returned -1.59%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

During the Fund's initial ramp-up in March, following the initial offering period for the Fund, Treasury prices were rising, causing new, uninvested cash to hurt performance. In addition, Fund returns lagged the benchmark during this time as we incurred the necessary bid-ask spreads (that is, the difference between the price we were willing to pay for a security and the price sellers were asking) in adding positions to the portfolio. This was a fairly natural result following an initial offering period, as we were obliged to invest the initial assets coming into the Fund at prevailing market prices.

Fund performance was strong in April as our fully invested positions performed well. We were slightly underweight in Treasury inflation-protected securities (TIPS) and overweight in credit products, such as corporate and mortgage-backed securities, which outperformed for the month. (Technically, because the benchmark index does not include a credit component, any credit exposure in the portfolio will constitute an overweight position.) Late April and early May brought more positive economic news, and this led to a rise in interest rates. Inflation protection became more important with the prospects for strong economic growth, and inflation-protected securities outperformed nominal securities. Given our slight underweighting in TIPS at this time, Fund results lagged the benchmark for the month of May.


How have you managed the portfolio since its inception?

As of May 31, 2004, we were 100% invested in inflation-protected securities. In addition, we used various derivative instruments in order to gain exposure to credit and other spread products, including corporate bonds, mortgages and asset-backed securities. In effect, the portfolio consists of two components, the inflation-protected securities and the derivative overlay, which we consider equivalent to a core fixed income portfolio. We manage this component of the portfolio separate from the inflation products.

In the TIPS/inflation-protection component, we follow a relative value model that gives us an idea as to whether TIPS are inexpensive or rich at any one point in time. We make long-term strategic trades in the TIPS space based on the buy/sell signals generated through that model. At the same time, we use core fixed income investments in corporate bonds, mortgages and asset-backed securities to generate incremental return above and beyond the return available from the inflation-linked market alone. We use the derivatives market to gain this off-balance-sheet credit exposure, which helps us to separate our inflation outlook from our credit outlook.

The Fund's investment parameters also allow us the flexibility to trade nominal duration versus real duration. That is, we can directly express a view on interest rates either with TIPS or with traditional Treasury issues. For example, if we believe interest rates are headed upward and we want to achieve a shorter duration relative to our benchmark, we can either be in shorter-duration TIPS or we can short cash Treasury securities. We have been making that distinction as we manage the portfolio's interest rate risk.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



How would you characterize the portfolio's position at the close of the period?

As mentioned earlier, we ended the period with virtually 100% inflation-protected securities in the portfolio. We believe interest rates are headed higher and that inflation protection will be valuable. We are short nominal-duration Treasury securities. As interest rates increase, bond prices for non-inflation-adjusted instruments will go down, and we want to be able to take advantage of that scenario.

In our synthetic overlay, we have an overall credit exposure of about 35% in an effort to build incremental yield into the portfolio above and beyond the inflation-linked returns. In our view, credit should continue to perform well in an improving economy, at least in the near term. We are looking for our credit exposure to help increase the Fund's yield, and we may consider increasing our exposure going forward.

We continue to believe that inflation-protected securities are a prudent investment in the current environment. In looking at the correlation between economic growth, changes in the Consumer Price Index (CPI) and prospects for inflation, we anticipate that when the economy grows, CPI will increase as will core inflation. Therefore, this asset class tends to perform well during an economic expansion. In addition, TIPS have a low correlation to traditional fixed income investments and, therefore, can allow investors to diversify their portfolios and reduce overall risk. Most investors buy traditional fixed income securities for a sense of permanence and definition. That is, they have a fixed principal maturing at a particular point in time with a fixed coupon. During periods of rising inflation, however, the inflation erodes the purchasing power of both the coupon and the principal. The CPI-adjusted, inflation-linked market tends to provide more cushion because the principal and coupon are adjusted upward in line with increasing inflation. The investor, therefore, maintains that sense of permanence and definition, but also benefits from purchasing power protection - a feature not available in the traditional fixed income market.


Frank Viola
Vice President and Co-Portfolio Manager


Thomas Musmanno
Vice President and Co-Portfolio Manager


June 9, 2004



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower.


Recent Performance Results

                                                Since Inception      Standardized
As of May 31, 2004                                Total Return       30-day Yield
ML Inflation Protected Fund Class A Shares*           -1.82%              6.04%
ML Inflation Protected Fund Class B Shares*           -1.96               5.77
ML Inflation Protected Fund Class C Shares*           -1.97               5.73
ML Inflation Protected Fund Class I Shares*           -1.66               6.27
Lehman Brothers U.S. TIPS Index**                     -1.59                --

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's inception date is 2/27/04.

**This unmanaged Index consists of inflation-protected securities issued by the U.S. Treasury. Index securities must be a U.S.
Treasury Inflation Note, be publicly traded, dollar-denominated and non-convertible, and fixed rated. Since inception total return is from 2/29/04.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Performance Data (concluded)


Aggregate Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

Inception (2/27/04)
through 5/31/04                          -1.82%           -5.75%

*Maximum sales charge is 4%.

**Assuming maximum sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

Inception (2/27/04)
through 5/31/04                          -1.96%           -5.82%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

Inception (2/27/04)
through 5/31/04                          -1.97%           -2.93%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

Inception (2/27/04)
through 5/31/04                          -1.66%           -5.59%

*Maximum sales charge is 4%.

**Assuming maximum sales charge.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Assets and Liabilities                                                  Merrill Lynch Inflation Protected Fund

As of May 31, 2004
Assets

           Investment in Master Inflation Protected Trust, at value
           (identified cost--$102,815,282)                                                                  $    99,776,792
           Other assets                                                                                              85,731
                                                                                                            ---------------
           Total assets                                                                                          99,862,523
                                                                                                            ---------------

Liabilities

           Payables:
               Dividends to shareholders                                                  $       152,778
               Distributor                                                                         44,427
               Other affiliates                                                                    14,929
               Investment adviser                                                                   4,091
                                                                                          ---------------
           Total liabilities                                                                                        216,225
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $    99,646,298
                                                                                                            ===============

Net Assets Consist of

           Class A Shares of beneficial interest, $.01 par value, unlimited number of
           shares authorized                                                                                $        16,836
           Class B Shares of beneficial interest, $.01 par value, unlimited number of
           shares authorized                                                                                         12,611
           Class C Shares of beneficial interest, $.01 par value, unlimited number of
           shares authorized                                                                                         57,535
           Class I Shares of beneficial interest, $.01 par value, unlimited number of
           shares authorized                                                                                         16,026
           Paid-in capital in excess of par                                                                     102,990,775
           Accumulated distributions in excess of investment income--net                  $     (146,340)
           Accumulated realized capital losses on investments allocated from the
           Trust--net                                                                           (262,655)
           Unrealized depreciation on investments allocated from the Trust--net               (3,038,490)
                                                                                          ---------------
           Total accumulated losses--net                                                                        (3,447,485)
                                                                                                            ---------------
           Net Assets                                                                                       $    99,646,298
                                                                                                            ===============

Net Asset Value

           Class A--Based on net assets of $16,286,283 and 1,683,563 shares of beneficial
           interest outstanding                                                                             $          9.67
                                                                                                            ===============
           Class B--Based on net assets of $12,200,770 and 1,261,119 shares of beneficial
           interest outstanding                                                                             $          9.67
                                                                                                            ===============
           Class C--Based on net assets of $55,654,072 and 5,753,530 shares of beneficial
           interest outstanding                                                                             $          9.67
                                                                                                            ===============
           Class I--Based on net assets of $15,505,173 and 1,602,598 shares of beneficial
           interest outstanding                                                                             $          9.68
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Operations                                                              Merrill Lynch Inflation Protected Fund

For the Period February 27, 2004++ to May 31, 2004
Investment Income Allocated from the Trust--Net

           Net investment income allocated from the Trust:
               Interest (including $20,322 from affiliates)                                                 $     1,404,845
               Securities lending--net                                                                                2,603
               Expenses (net of $11,730 reimbursement)                                                             (81,673)
                                                                                                            ---------------
           Net investment income allocated from the Trust                                                         1,325,775
                                                                                                            ---------------

Expenses

           Investment advisory fees                                                       $       108,841
           Account maintenance and distribution fees--Class C                                      95,166
           Offering costs                                                                          33,495
           Account maintenance and distribution fees--Class B                                      19,796
           Transfer agent fees--Class C                                                            10,992
           Registration fees                                                                        9,881
           Account maintenance fees--Class A                                                        9,445
           Professional fees                                                                        6,984
           Printing and shareholder reports                                                         4,901
           Transfer agent fees--Class A                                                             3,207
           Transfer agent fees--Class I                                                             2,859
           Transfer agent fees--Class B                                                             2,670
           Other                                                                                    3,042
                                                                                          ---------------
           Total expenses before waiver                                                           311,279
           Waiver of expenses                                                                    (99,019)
                                                                                          ---------------
           Total expenses after waiver                                                                              212,260
                                                                                                            ---------------
           Investment income--net                                                                                 1,113,515
                                                                                                            ---------------

Realized & Unrealized Loss on Investments Allocated from the Trust--Net

           Realized loss on investments allocated from the Trust--net                                             (262,655)
           Unrealized depreciation on investments allocated from the Trust--net                                 (3,038,490)
                                                                                                            ---------------
           Total realized and unrealized loss on investments allocated from the Trust--net                      (3,301,145)
                                                                                                            ---------------
           Net Decrease in Net Assets Resulting from Operations                                             $   (2,187,630)
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Changes in Net Assets                                                   Merrill Lynch Inflation Protected Fund

                                                                                                          For the Period
                                                                                                       February 27, 2004++
                                                                                                            to May 31,
Increase (Decrease) in Net Assets:                                                                             2004
Operations

           Investment income--net                                                                           $     1,113,515
           Realized loss on investments allocated from the Trust--net                                             (262,655)
           Unrealized depreciation on investments allocated from the Trust--net                                 (3,038,490)
                                                                                                            ---------------
           Net decrease in net assets resulting from operations                                                 (2,187,630)
                                                                                                            ---------------

Dividends to Shareholders

           Investment income--net:
               Class A                                                                                            (227,705)
               Class B                                                                                            (149,688)
               Class C                                                                                            (660,266)
               Class I                                                                                            (222,196)
                                                                                                            ---------------
           Net decrease in net assets resulting from dividends to shareholders                                  (1,259,855)
                                                                                                            ---------------

Beneficial Interest Transactions

           Net increase in net assets derived from beneficial interest transactions                             102,993,783
                                                                                                            ---------------

Net Assets

           Total increase in net assets                                                                          99,546,298
           Beginning of period                                                                                      100,000
                                                                                                            ---------------
           End of period*                                                                                   $    99,646,298
                                                                                                            ===============
               *Accumulated distributions in excess of investment income--net                               $     (146,340)
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Financial Highlights                                                                 Merrill Lynch Inflation Protected Fund

The following per share data and ratios have been derived
from information provided in the financial statements.                            For the Period February 27, 2004++
                                                                                           to May 31, 2004
Increase (Decrease) in Net Asset Value:                                    Class A      Class B      Class C       Class I
Per Share Operating Performance

           Net asset value, beginning of period                           $    10.00   $    10.00   $    10.00   $    10.00
                                                                          ----------   ----------   ----------   ----------
           Investment income--net                                                .14          .13          .12          .14
           Realized and unrealized loss on investments allocated
           from the Trust--net                                                 (.32)        (.32)        (.32)        (.31)
                                                                          ----------   ----------   ----------   ----------
           Total from investment operations                                    (.18)        (.19)        (.20)        (.17)
                                                                          ----------   ----------   ----------   ----------
           Less dividends from investment income--net                          (.15)        (.14)        (.13)        (.15)
                                                                          ----------   ----------   ----------   ----------
           Net asset value, end of period                                 $     9.67   $     9.67   $     9.67   $     9.68
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                             (1.82%)+++   (1.96%)+++   (1.97%)+++   (1.66%)+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver++++                                        1.08%*       1.58%*       1.64%*        .80%*
                                                                          ==========   ==========   ==========   ==========
           Expenses++++                                                       1.54%*       2.03%*       2.09%*       1.25%*
                                                                          ==========   ==========   ==========   ==========
           Investment income--net                                             5.35%*       4.98%*       4.86%*       5.75%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)                       $   16,286   $   12,201   $   55,654   $   15,505
                                                                          ==========   ==========   ==========   ==========
           Portfolio turnover of Master Inflation Protected Trust             39.47%       39.47%       39.47%       39.47%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effect of sales charges.

++Commencement of operations.

++++Includes the Fund's share of the Trust's allocated expenses.

+++Aggregate total investment return.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Notes to Financial Statements
Merrill Lynch Inflation Protected Fund


1. Significant Accounting Policies:
Merrill Lynch Inflation Protected Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Inflation Protected Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on February 27, 2004, the Fund had no operations other than those relating to organizational matters and the sale of 10,000 shares of beneficial interest on February 10, 2004 to Fund Asset Management, L.P. ("FAM") for $100,000. The percentage of the Trust owned by the Fund at May 31, 2004 was 87.3%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees will be amortized over a 12-month period beginning with the commencement of operations of the Fund.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner. FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .50%, on an annual basis, of the average daily value of the Fund's net assets. FAM has contractually agreed to waive the Fund's investment advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. For the period February 27, 2004 to May 31, 2004, FAM earned fees of $108,841, of which $99,019 were waived.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Inflation Protected Fund


                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class A                          .25%                     --
Class B                          .25%                   .50%
Class C                          .25%                   .55%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period February 27, 2004 to May 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:


                                 FAMD                 MLPF&S

Class A                       $29,516               $244,803
Class I                       $   371               $  4,474


MLPF&S received contingent deferred sales charges of $118 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Beneficial Interest Transactions:
Net increase in net assets derived from beneficial interest transactions was $102,993,783 for the period February 27, 2004 to May 31, 2004.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the
Period February 27, 2004++                                   Dollar
to May 31, 2004                           Shares             Amount

Shares sold                            1,863,908    $    18,659,136
Shares issued to shareholders
   in reinvestment of dividends           12,906            125,905
                                   -------------    ---------------
Total issued                           1,876,814         18,785,041
Shares redeemed                        (195,751)        (1,956,704)
                                   -------------    ---------------
Net increase                           1,681,063    $    16,828,337
                                   =============    ===============

++Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


Class B Shares for the
Period February 27, 2004++                                   Dollar
to May 31, 2004                           Shares             Amount

Shares sold                            1,281,445    $    12,840,523
Shares issued to shareholders
   in reinvestment of dividends            9,553             93,189
                                   -------------    ---------------
Total issued                           1,290,998         12,933,712
Shares redeemed                         (32,379)          (316,710)
                                   -------------    ---------------
Net increase                           1,258,619    $    12,617,002
                                   =============    ===============

++Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


Class C Shares for the
Period February 27, 2004++                                   Dollar
to May 31, 2004                           Shares             Amount

Shares sold                            5,823,213    $    58,181,072
Shares issued to shareholders
   in reinvestment of dividends           45,853            447,043
                                   -------------    ---------------
Total issued                           5,869,066         58,628,115
Shares redeemed                        (118,036)        (1,145,881)
                                   -------------    ---------------
Net increase                           5,751,030    $    57,482,234
                                   =============    ===============

++Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


Class I Shares for the
Period February 27, 2004++                                   Dollar
to May 31, 2004                           Shares             Amount

Shares sold                            1,670,342    $    16,751,637
Shares issued to shareholders
   in reinvestment of dividends           16,704            162,902
                                   -------------    ---------------
Total issued                           1,687,046         16,914,539
Shares redeemed                         (86,948)          (848,329)
                                   -------------    ---------------
Net increase                           1,600,098    $    16,066,210
                                   =============    ===============

++Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Schedule of Investments                                          Master Inflation Protected Trust         (in U.S. dollars)

                S&P      Moody's      Face
Industry++      Ratings  Ratings    Amount   Corporate Bonds                                                       Value
Finance--2.1%   A         A2   $ 2,500,000   SLM Corporation, 2.86% due 4/01/2009 (d)                         $   2,446,300
                                                                                                              -------------
                                             Total Investments in Corporate Bonds (Cost--$2,500,000)--2.1%        2,446,300


                                             U.S. Government Obligations

                                             U.S. Treasury Inflation Indexed Bonds & Notes:
                AAA       Aaa   11,818,400      3.375% due 1/15/2007 (Tennessee Valley Authority)                12,665,307
                AAA       Aaa    4,636,080      3.625% due 1/15/2008                                              5,101,862
                AAA       Aaa   14,271,750      3.875% due 1/15/2009 (c)                                         16,005,539
                AAA       Aaa    2,782,325      4.25% due 1/15/2010                                               3,205,325
                AAA       Aaa    4,303,360      3.50% due 1/15/2011                                               4,803,961
                AAA       Aaa   11,455,510      3% due 7/15/2012                                                 12,456,080
                AAA       Aaa    7,748,200      1.875% due 7/15/2013                                              7,707,646
                AAA       Aaa   16,923,279      2% due 1/15/2014                                                 16,949,053
                AAA       Aaa   10,129,788      3.625% due 4/15/2028                                             12,385,245
                AAA       Aaa    7,859,169      3.875% due 4/15/2029                                             10,043,468
                AAA       Aaa    6,329,400      3.375% due 4/15/2032                                              7,728,299
                                                                                                              -------------
                                             Total Investments in U.S. Government Obligations
                                             (Cost--$112,403,953)--95.5%                                        109,051,785



                      Beneficial Interest/
                               Shares Held   Short-Term Investments
                               $ 1,812,787   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)          1,812,787
                               $ 2,308,563   Merrill Lynch Liquidity Series, LLC Money Market Series (a)(b)       2,308,563
                                20,777,062   Merrill Lynch Premier Institutional Fund (a)(b)                     20,777,062
                                                                                                              -------------
                                             Total Short-Term Investments (Cost--$24,898,412)--21.8%             24,898,412



                                 Number of
                                 Contracts   Options Purchased
Call Options                           203   Eurodollar Future, expiring July 2004 at USD 98.25,
Purchased--0.0%                              Broker Credit Suisse First Boston International                         25,375
                                       203   Eurodollar Future, expiring July 2004 at USD 98.5,
                                             Broker Credit Suisse First Boston International                          7,613
                                         7   London InterBank Offered Rate (LIBOR) Linked
                                             Floor, expiring April 2005 at USD .015,
                                             Broker J.P. Morgan Chase Bank (e)                                        1,162
                                                                                                              -------------
                                                                                                                     34,150


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Schedule of Investments (continued)                              Master Inflation Protected Trust         (in U.S. dollars)

                                 Number of
                                 Contracts   Options Purchased                                                     Value
Put Options                             10   U.S. Treasury Notes, expiring June 2004 at USD 109,
Purchased--0.0%                              Broker HSBC Securities                                           $      12,500

                                             Total Options Purchased (Premiums Paid--$51,873)--0.0%                  46,650

                                             Total Investments (Cost--$139,854,238)--119.4%                     136,443,147



                                             Options Written
Call Options                            20   Consumer Price Index (CPI) Linked Floor, expiring
Written--0.0%                                April 2009 at USD 1, Broker Morgan Stanley Capital
                                             Services Inc. (e)                                                     (32,000)
                                       406   Eurodollar Future, expiring July 2004 at USD 98.38,
                                             Broker Credit Suisse First Boston International                       (25,375)
                                                                                                              -------------
                                                                                                                   (57,375)

Put Options                             20   U.S. Treasury Notes, expiring June 2004 at USD 107,
Written--0.0%                                Broker HSBC Securities                                                 (8,125)
                                                                                                              -------------
                                             Total Options Written (Premiums Received--$68,903)--0.0%              (65,500)

                Total Investments, Net of Options Written (Cost--$139,785,335)--119.4%                          136,377,647
                Liabilities in Excess of Other Assets--(19.4%)                                                 (22,125,876)
                                                                                                              -------------
                Net Assets--100.0%                                                                            $ 114,251,771
                                                                                                              =============

++For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a)Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:


                                                          Interest/
                                              Net          Dividend
Affiliate                                   Activity        Income

Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                     $ 1,812,787      $ 23,094
Merrill Lynch Liquidity Series, LLC
  Money Market Series                     $ 2,308,563      $    434
Merrill Lynch Premier Institutional
  Fund                                     20,777,062      $  2,561


(b)Security was purchased with the cash proceeds from securities loans.

(c)All or a portion of security held as collateral in connection with open financial futures contracts.

(d)Floating rate note.

(e)One contract represents a notional amount of $1,000,000.

Financial futures contracts sold as of May 31, 2004 were as follows:


Number of                  Expiration        Face        Unrealized
Contracts    Issue            Date          Value      Appreciation

  100   Five-Year U.S.     September
         Treasury Note        2004       $10,841,328     $   24,140


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Schedule of Investments (concluded)
Master Inflation Protected Trust                  (in U.S. dollars)


Swap contracts entered into as of May 31, 2004 were as follows:


                                                         Unrealized
                                         Notional      Appreciation
                                          Amount     (Depreciation)

Receive a variable rate return equal
to CMBS Investment Grade Index
Excess Return and pay floating rate
based on 1-month USD LIBOR,
minus .65%

Broker, Deutsche Bank AG, London
Expires October 2004                   $10,000,000               --

Receive a variable rate return based
on 3-month USD LIBOR, plus .42%
which is capped at a fixed coupon
of 8% and callable quarterly
beginning September 29, 2004 and
pay floating rate based on 3-month
USD LIBOR

Broker, J.P. Morgan Chase Bank
Expires March 2010                      $1,000,000      $   (2,487)

Sold credit default protection on
Wyeth and receive .67%

Broker, Lehman Brothers
Special Finance
Expires June 2009                       $2,000,000         (60,180)

Sold credit default protection on
Sprint and receive .93%

Broker, J.P. Morgan Chase Bank
Expires June 2009                       $2,000,000          (5,728)

Sold credit default protection on
Time Warner and receive .50%

Broker, Morgan Stanley
Capital Services Inc.
Expires June 2007                       $2,000,000          (1,116)

Sold credit default protection on
Capital One Multi-Asset Execution
Trust and receive .75%

Broker, Deutsche Bank AG, London
Expires March 2011                      $2,000,000          (7,396)

Sold credit default protection on
WFS Financial Owner Trust and
receive .41%

Broker, Morgan Stanley Capital
Services Inc.
Expires December 2010                   $4,140,000            1,060

Receive a variable rate return based
on 3-month USD LIBOR, plus .56%
which is capped at a fixed coupon
of 8% and callable quarterly
beginning June 1, 2004 and pay
floating rate based on 3-month
USD LIBOR

Broker, J.P. Morgan Chase Bank
Expires June 2010                       $5,000,000          (2,960)
                                                        -----------
Total                                                   $  (78,807)
                                                        ===========

See Notes to Financial Statements.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Assets and Liabilities                                                        Master Inflation Protected Trust

As of May 31, 2004
Assets

           Investments in unaffiliated securities, at value (including securities loaned
           of $20,980,230) (identified cost--$114,903,953)                                                  $   111,498,085
           Investments in affiliated securities, at value (identified cost--$24,898,412)                         24,898,412
           Options purchased, at value (premiums paid--$51,873)                                                      46,650
           Receivables:
               Securities sold                                                            $     1,004,588
               Interest (including $53 from affiliates)                                           965,993
               Contributions                                                                      147,971
               Variation margin                                                                    35,937
               Options written                                                                     23,853
               Swaps                                                                               18,150         2,196,492
                                                                                          ---------------   ---------------
           Total assets                                                                                         138,639,639
                                                                                                            ---------------

Liabilities

           Collateral on securities loaned, at value                                                             23,085,625
           Options written, at value (premiums received--$68,903)                                                    65,500
           Unrealized depreciation on swaps                                                                          78,807
           Payables:
               Securities purchased                                                             1,017,284
               Options purchased                                                                   34,510
               Custodian bank                                                                      28,999
               Investment adviser                                                                  22,249
               Withdrawals                                                                         20,736
               Other affiliates                                                                       267         1,124,045
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                    33,891
                                                                                                            ---------------
           Total liabilities                                                                                     24,387,868
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   114,251,771
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $   117,714,126
           Unrealized depreciation on investments--net                                                          (3,462,355)
                                                                                                            ---------------
           Net Assets                                                                                       $   114,251,771
                                                                                                            ===============

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Operations                                                                    Master Inflation Protected Trust

For the Period February 27, 2004++ to May 31, 2004
Investment Income

           Interest (including $23,094 from affiliates)                                                     $     1,596,477
           Securities lending--net                                                                                    2,995
                                                                                                            ---------------
           Total income                                                                                           1,599,472
                                                                                                            ---------------

Expenses

           Investment advisory fees                                                       $        62,672
           Accounting services                                                                     32,191
           Trustees' fees and expenses                                                              3,158
           Professional fees                                                                        2,572
           Custodian fees                                                                           2,558
           Pricing fees                                                                               363
           Other                                                                                    2,287
                                                                                          ---------------
           Total expenses before waiver                                                           105,801
           Waiver of expenses                                                                    (12,926)
                                                                                          ---------------
           Total expenses after waiver                                                                               92,875
                                                                                                            ---------------
           Investment income--net                                                                                 1,506,597
                                                                                                            ---------------

Realized & Unrealized Loss on Investments--Net

           Realized loss on investments--net                                                                      (303,748)
           Unrealized depreciation on investments--net                                                          (3,462,355)
                                                                                                            ---------------
           Total realized and unrealized loss on investments--net                                               (3,766,103)
                                                                                                            ---------------
           Net Decrease in Net Assets Resulting from Operations                                             $   (2,259,506)
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Statement of Changes in Net Assets                                                         Master Inflation Protected Trust

                                                                                                           For the Period
                                                                                                        February 27, 2004++
                                                                                                             to May 31,
Increase (Decrease) in Net Assets:                                                                              2004
Operations

           Investment income--net                                                                           $     1,506,597
           Realized loss on investments--net                                                                      (303,748)
           Unrealized depreciation on investments--net                                                          (3,462,355)
                                                                                                            ---------------
           Net decrease in net assets resulting from operations                                                 (2,259,506)
                                                                                                            ---------------

Beneficial Interest Transactions

           Proceeds from contributions                                                                          124,774,101
           Fair value of withdrawals                                                                            (8,362,824)
                                                                                                            ---------------
           Net increase in net assets derived from beneficial interest transactions                             116,411,277
                                                                                                            ---------------

Net Assets

           Total increase in net assets                                                                         114,151,771
           Beginning of period                                                                                      100,000
                                                                                                            ---------------
           End of period                                                                                    $   114,251,771
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004


Financial Highlights                                                                       Master Inflation Protected Trust

                                                                                                           For the Period
                                                                                                        February 27, 2004++
The following ratios have been derived from                                                                  to May 31,
information provided in the financial statements.                                                               2004
Total Investment Return

           Total investment return                                                                               (1.55%)+++
                                                                                                            ===============

Ratios to Average Net Assets

           Expenses, net of waiver                                                                                    .37%*
                                                                                                            ===============
           Expenses                                                                                                   .42%*
                                                                                                            ===============
           Investment income--net                                                                                    5.99%*
                                                                                                            ===============

Supplemental Data

           Net assets, end of period (in thousands)                                                         $       114,252
                                                                                                            ===============
           Portfolio turnover                                                                                        39.47%
                                                                                                            ===============

*Annualized.

++Commencement of operations.

+++Aggregate total investment return.

See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Notes to Financial Statements
Master Inflation Protected Trust


1. Significant Accounting Policies:
Master Inflation Protected Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. Prior to commencement of operations on February 27, 2004, the Trust had no operations other than those relating to organizational matters and a $100,000 capital contribution to the Trust by Merrill Lynch Inflation Protected Fund. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Notes to Financial Statements (continued)
Master Inflation Protected Trust


* Options--The Trust may purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--The Trust may enter into swap agreements, which are over-the-counter contracts in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Notes to Financial Statements (concluded)
Master Inflation Protected Trust


(f) Custodian bank--The Trust recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from management estimates of available cash.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the annual rate of 0.25%. For the period February 27, 2004 to May 31, 2004, FAM earned fees of $62,672, of which $12,926 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the period February 27, 2004 to May 31, 2004, MLIM, LLC received $1,391 in securities lending agent fees.

For the period February 27, 2004 to May 31, 2004, the Trust reimbursed FAM $262 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period February 27, 2004 to May 31, 2004 were $148,759,385 and $34,497,158, respectively.

Net realized gains (losses) for the period February 27, 2004 to May 31, 2004 and net unrealized appreciation/ depreciation as of May 31, 2004 were as follows:

                                                         Unrealized
                                        Realized      Appreciation/
                                  Gains (Losses)       Depreciation

Long-term investments             $    (270,374)     $  (3,405,868)
Options purchased                             --            (5,223)
Options written                           12,500              3,403
Financial futures contracts             (94,405)             24,140
Swaps                                     48,531           (78,807)
                                  --------------     --------------
Total                             $    (303,748)     $  (3,462,355)
                                  ==============     ==============


As of May 31, 2004, net unrealized depreciation for Federal income tax purposes aggregated $3,407,688, of which $4,925 related to appreciated securities and $3,412,613 related to depreciated securities. At May 31, 2004, the aggregate cost of investments, including options, for Federal income tax purposes was $139,785,335.

Transactions in call options written for the period February 27, 2004 to May 31, 2004 were as follows:

                                       Number of           Premiums
                                       Contracts           Received

Outstanding call options written,
   beginning of period                        --                 --
Options written                              926     $       68,353
Options expired                            (500)           (12,500)
                                    ------------     --------------
Outstanding call options written,
   end of period                             426     $       55,853
                                    ============     ==============


Transactions in put options written for the period February 27, 2004 to May 31, 2004 were as follows:

                                       Number of           Premiums
                                       Contracts           Received

Outstanding put options written,
   beginning of period                        --                 --
Options written                               20      $      13,050
                                    ------------      -------------
Outstanding put options written,
   end of period                              20      $      13,050
                                    ============      =============



MERRILL LYNCH INFLATION PROTECTED FUND, MAY 31, 2004



Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Fund and Master Inflation
Protected Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: July 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: July 19, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: July 19, 2004